OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Mark-to-market swaps valuation:
Deferred operating lease and charter hire revenue	$ 23,713	$ 23,645
Unfavorable contract intangibles	15,360	16,998
Current portion of operating lease liability	1,001	1,112
Mark-to-market liability on interest rate swaps	0	933
Debt guarantee liability	365	761
Other payables	4,921	205
Carbon credit
Mark-to-market swaps valuation:
Other payables	1,800
Nonrelated Party
Mark-to-market swaps valuation:
Other current liabilities	$ 45,360	$ 43,654